Long-term debt and other financial liabilities - Schedule of annual lease liability (Table) (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Debt Disclosure [Abstract]
July to December 2026	$ 4,665
2027	9,328
2028	9,328
2029	9,328
2030	9,328
2031 and thereafter	95,615
Total	$ 137,592